Share-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
Share-based compensation
On July 15, 2013, the Third Point Reinsurance Ltd. 2013 Omnibus Incentive Plan (“Omnibus Plan”) was approved by the Board of Directors and subsequently on August 2, 2013 by the shareholders of the Company. An aggregate of 21,627,906 common shares were made available under the Omnibus Plan. This number of shares includes the shares available under the Third Point Reinsurance Ltd. Share Incentive Plan ("Share Incentive Plan"). Awards under the Omnibus Plan may be made in the form of performance awards, restricted shares, restricted share units, share options, share appreciation rights and other share-based awards.
As of September 30, 2014, 10,215,455 (December 31, 2013 - 10,613,975) of the Company's common shares were available for future issuance under the equity incentive compensation plans.
Share based compensation expense of $2.5 million for the three months ended September 30, 2014 (2013 - $4.1 million) was included in general and administrative expenses. Share based compensation expense of $7.0 million for the nine months ended September 30, 2014 (2013 - $7.6 million) was included in general and administrative expenses.
As of September 30, 2014, the Company had $18.8 million (December 31, 2013 - $23.8 million) of unamortized share compensation expense that is expected to be amortized over a weighted average period of 1.7 years (December 31, 2013 - 2.0 years).

(a)	Management and director options
The share options issued to management under the Share Incentive Plan prior to the IPO are subject to a service condition and a performance condition. The service condition will be met with respect to 20% of the management options on each of the first five anniversary dates following the grant date of the management options. The performance condition with respect to the management options was met as a result of the IPO. Prior to the IPO, 8,572,594 of the management options outstanding had met the performance condition. After the IPO, the remaining 2,357,633 management options had met the performance condition.
The director options contain only a service condition that will be met with respect to 20% of the director options on each of the five anniversary dates following the grant date of the director options. On November 6, 2013, the director options were modified so that a total of 60% of the outstanding options vested on that date and the remaining 40% of the director options were forfeited. These forfeited options were replaced with restricted share awards.
The management and director options activity for the nine months ended September 30, 2014 and the year ended December 31, 2013 were as follows:

	Number of options	Weighted average exercise price
Balance as of January 1, 2013	10,956,838	$13.20
Granted - employees	348,836	14.09
Forfeited	(324,599)	13.20
Balance as of December 31, 2013	10,981,075	13.23
Granted - employees	348,836	18.25
Exercised	(60,000)	10.00
Balance as of September 30, 2014	11,269,911	$13.40

The fair value of share options issued were estimated on the grant date using the Black-Scholes option-pricing model. The share price used for purposes of determining the fair value of share options that were granted in the nine months ended September 30, 2014 was $15.05. The estimated share price used for purposes of determining the fair value of share options that were granted in the second quarter of 2013 (prior to the IPO) was $10.89. The volatility assumption used was 23.1% (2013 - 22.0%). The other assumptions used in the option-pricing model were as follows: risk free interest rate of 2.2% (2013 - 1.2%), expected life of 6.5 years (2013 - 6.5 years) and a 0.0% dividend yield (2013 - 0.0%). As of September 30, 2014, the weighted average remaining contractual term for options outstanding was 7.4 years (2013 - 6.5 years).
The following table summarizes information about the Company’s management and director share options outstanding as of September 30, 2014:

	Options outstanding		Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$10.00-$10.89	6,528,647	$10.03	2,226,787	$10.02
$15.05-$16.89	2,405,516	$15.94	782,262	$16.02
$20.00-$25.05	2,335,748	$20.21	782,262	$20.02
	11,269,911	$13.40	3,791,311	$13.22

For the three months ended September 30, 2014, the Company recorded $1.7 million (2013 - $3.7 million) of share compensation expense related to share options. For the nine months ended September 30, 2014, the Company recorded $5.1 million (2013 - $6.5 million) of share compensation expense related to share options.
The aggregate intrinsic value of options outstanding and options exercisable as of September 30, 2014 was $29.4 million and $10.1 million, respectively (December 31, 2013 - $61.5 million and $17.6 million, respectively).

(b)	Restricted shares
Restricted shares vest either ratably or at the end of the required service period and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment or service and transferability.
Restricted share award activity for the nine months ended September 30, 2014 and year ended December 31, 2013 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2013	619,300	$10.00
Granted	37,856	15.22
Balance as of December 31, 2013	657,156	10.30
Granted	49,684	15.39
Balance as of September 30, 2014	706,840	$10.66

For the three months ended September 30, 2014, the Company issued 40,070 (2013 - nil) restricted shares to directors. For the nine months ended September 30, 2014, the Company issued 9,614 (2013 - 5,000) restricted shares to employees and 40,070 (2013 - nil) to directors. The restricted shares issued to employees in 2014 will vest after three years from the date of issuance, subject to the grantee's continued service with the Company. The restricted shares issued in 2013 to employees vest two years from the date of grant.
The restricted shares issued to directors in 2014 will vest on December 31, 2014, subject to the grantee's continued service with the Company. The restricted shares issued in 2013 to directors vest on December 31, 2014 subject to the grantee's continued service with the Company.
For the three months ended September 30, 2014, the Company recorded $0.8 million (2013 - $0.4 million) compensation expense related to restricted share awards. For the nine months ended September 30, 2014, the Company recorded $1.8 million (2013 - $1.1 million) compensation expense related to restricted share awards.

Share-based compensation
On July 15, 2013, the Third Point Reinsurance Ltd. 2103 Omnibus Incentive Plan (“Omnibus Plan”) was approved by the Board of Directors and subsequently on August 2, 2013 by the Shareholders of the Company. An aggregate of 21,627,906 common shares were made available under the Omnibus Plan. This number of shares includes the shares available under the Third Point Reinsurance Limited Share Incentive Plan ("Share Incentive Plan"). Awards under the Omnibus Plan may be made in the form of performance awards, restricted shares, restricted share units, share options, share appreciation rights and other share-based awards.
As of December 31, 2013, 10,613,975 of the Company's common shares were available for future issuance under the equity incentive compensation plans.
Share based compensation expense of $9.8 million for the year ended December 31, 2013 (2012 - $6.4 million) was included in general and administrative expenses, which included $2.1 million related to additional expense incurred due to the performance condition having been met as a result of the IPO.
As of December 31, 2013, the Company had $23.8 million of unamortized share compensation expense which is expected to be amortized over a weighted average period of 2.0 years.

(a)	Management and director options
The management options issued under the Share Incentive Plan were subject to a service and performance condition. The service condition will be met with respect to 20% of the management options on each of the first five anniversary dates following the grant date of the management options. The performance condition with respect to the management options was met as a result of the IPO. Prior to the IPO, 8,572,594 of the management options outstanding had met the performance condition. After the IPO, the remaining 2,357,633 management options had met the performance condition.
The director options contain only a service condition that will be met with respect to 20% of the director options on each of the five anniversary dates following the grant date of the director options. On November 6, 2013, the director options were modified so that a total of 60% of the outstanding options vested on that date and the remaining 40% of the director options were forfeited. These forfeited options were replaced with restricted share awards.
The management and director options activity for the years ended December 31, 2013 and 2012 were as follows:

	Number of options	Weighted average exercise price
Balances as of January 1, 2012	—	—
Granted - employees	10,872,090	13.20
Granted - directors	84,748	13.20
Forfeited	—	—
Exercised	—
Balances as of December 31, 2012	10,956,838	13.20
Granted - employees	348,836	14.09
Granted - directors	—
Forfeited	(324,599)	13.20
Exercised	—
Balances as of December 31, 2013	10,981,075	$13.23

The fair value of share options issued were estimated on the grant date using the Black-Scholes option-pricing model. The estimated share price used for purposes of determining the fair value of share options that were granted in the second quarter of 2013 (prior to the IPO) was $10.89 (2012 - $10.00). The volatility assumption used of 21.95% (2012 - 31.25%) was based on the average estimated volatility of a reinsurance company peer group. The other assumptions used in the option-pricing model were as follows: risk free interest rate of 1.23% (2012 - 1.9%), expected life of 6.5 years (2012 - 10.0 years) and a 0.0% dividend yield (2012 - 0.0%). As of December 31, 2013, the weighted average remaining contractual term for options outstanding was 8.1 years (2012 - 9.0 years).
The following table summarizes information about the Company’s management and director share options outstanding as of December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Remaining contractual life	Number of options	Weighted average exercise price
$10.00-$10.89	6,588,647	$10.03	8.06	1,872,367	$10.00
$16.00-$16.89	2,196,214	$16.03	8.06	624,123	$16.00
$20.00-$20.89	2,196,214	$20.03	8.06	624,123	$20.00
	10,981,075	$13.23	8.06	3,120,613	$13.20

For the year ended December 31, 2013, the Company recorded $8.3 million (2012 - $4.8 million) of share compensation expense related to share options, which included $2.1 million related to additional expense incurred related to the performance condition being met as a result of the IPO.
The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2013 was $61.5 million and $17.6 million, respectively (2012 - $5.9 million and $0.5 million, respectively).

(b)	Restricted shares
Restricted shares vest either ratably or at the end of the required service period and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment or service and transferability.
Restricted share award activity for the year ended December 31, 2013 and 2012 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2012	—	$—
Granted	641,800	10.00
Forfeited	(22,500)	10.00
Vested	—
Balance as of December 31, 2012	619,300	10.00
Granted	37,856	15.22
Forfeited	—
Vested	—
Balance as of December 31, 2013	657,156	$10.30

For the year ended December 31, 2013, the Company issued 5,000 (2012 - 641,800) restricted shares to employees. The restricted shares issued to employees in 2013 will cliff vest after 2 years from the date of issuance, subject to the grantee's continued service with the Company. The restricted shares issued in 2012 cliff vest after 3 or 5 years from the date of issuance, subject to the grantee's continued service with the Company.
For the year ended December 31, 2013, the Company also awarded 32,856 restricted shares (2012 - none) to non-employee directors pursuant to the Company's Omnibus Plan. Each of the restricted shares issued to non-employee directors contain similar restrictions to those issued to employees and will vest on December 31, 2014, subject to the grantee's continued service with the Company.
For the year ended December 31, 2013, the Company recorded $1.5 million (2012 - $1.6 million) compensation expense related to restricted share awards.